Non-current provisions and other non-current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Non-current provisions and other non-current financial and non-financial liabilities
Schedule of development of non-current provisions

Development of non-current provisions
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2023	translation	group	Utilized	Reversed	Additions	Reclassifications	2023

Self-insurance programs	142,562	(4,429)	—	(11,745)	—	—	(12,771)	113,617
Personnel expenses	30,369	(580)	(5,409)	(1,656)	(2,075)	25,594	(7,710)	38,533
Asset retirement obligations	12,792	(792)	(1,910)	(93)	—	2,314	—	12,311
Interest payable related to income taxes	3,710	(34)	—	—	—	313	—	3,989
Other non-current provisions	6,037	(111)	—	(159)	(1,346)	2,076	350	6,847
Non-current provisions	195,470	(5,946)	(7,319)	(13,653)	(3,421)	30,297	(20,131)	175,297

For further information regarding self-insurance programs, see note 2 d).

Schedule of other non-current financial liabilities

Other non-current financial liabilities
in € THOUS
	2023	2022

Put option liabilities	690,567	801,147
Variable payments outstanding for acquisitions	24,666	33,052
Other	427	1,307
Other non-current financial liabilities	715,660	835,506

Schedule of other financial liabilities

Other non-current liabilities
in € THOUS
	2023	2022

Labor Expense non-current	105,186	105,909
Deferred Income	13,872	9,474
Other	38,458	37,551
Other non-current liabilities	157,516	152,934